Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.1%
19,276	iShares 20+ Year Treasury Bond ETF	$2,545,974	1.9
20,684	iShares Russell 2000 ETF	4,245,805	3.2
27,071	Vanguard Emerging Markets ETF	1,248,785	0.9
27,531	Vanguard FTSE Developed Markets ETF	1,322,314	1.0
28,118	Vanguard Value ETF	4,155,278	3.1

	Total Exchange-Traded Funds
	(Cost $11,864,369)	13,518,156	10.1

MUTUAL FUNDS: 89.8%
	Affiliated Investment Companies: 89.8%
2,887,520	Voya Intermediate Bond Fund - Class R6	27,604,690	20.6
385,393	Voya Large Cap Value Portfolio - Class R6	5,507,266	4.1
64,768	Voya Large-Cap Growth Fund - Class R6	3,423,628	2.6
272,215	Voya Limited Maturity Bond Portfolio - Class I	2,664,983	2.0
215,731	Voya MidCap Opportunities Portfolio - Class R6	3,440,911	2.6
238,473	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,439,576	1.8
627,258	Voya Multi-Manager International Equity Fund - Class I	6,372,946	4.7
426,062	Voya Multi-Manager International Factors Fund - Class I	3,966,639	3.0
332,372	Voya Multi-Manager Mid Cap Value Fund - Class I	3,383,544	2.5
522,912	Voya U.S. Bond Index Portfolio - Class I	5,270,957	3.9
2,224,191	Voya U.S. Stock Index Portfolio - Class I	46,374,388	34.5
371,649	VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,050,972	3.0
59,763	VY® T. Rowe Price Growth Equity Portfolio - Class I	6,025,353	4.5

	Total Mutual Funds
	(Cost $109,100,514)	120,525,853	89.8
	Total Investments in Securities (Cost $120,964,883)	$134,044,009	99.9
	Assets in Excess of Other Liabilities	180,215	0.1
	Net Assets	$134,224,224	100.0

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$13,518,156	$–	$–	$13,518,156
Mutual Funds	120,525,853	–	–	120,525,853
Total Investments, at fair value	$134,044,009	$–	$–	$134,044,009
Liabilities Table
Other Financial Instruments+
Futures	$(187,690)	$–	$–	$(187,690)
Total Liabilities	$(187,690)	$–	$–	$(187,690)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$11,576,825	$62,194	$(10,951,692)	$(687,327)	$-	$50,825	$361,701	$-
Voya Intermediate Bond Fund - Class R6	25,781,112	6,966,250	(3,401,955)	(1,740,717)	27,604,690	162,756	(241,838)	-
Voya Large Cap Value Portfolio - Class R6	5,816,856	45,025	(457,337)	102,722	5,507,266	-	(4,492)	-
Voya Large-Cap Growth Fund - Class R6	3,660,398	152,474	(66,883)	(322,361)	3,423,628	-	(7,975)	-
Voya Limited Maturity Bond Portfolio - Class I	2,855,360	22,761	(139,314)	(73,824)	2,664,983	7,535	(3,858)	-
Voya MidCap Opportunities Portfolio - Class R6	3,409,118	498,570	(79,332)	(387,445)	3,440,911	-	(20,425)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,756,425	113,043	(79,145)	(350,747)	2,439,576	-	(22,625)	-
Voya Multi-Manager International Equity Fund - Class I	7,030,839	268,994	(173,863)	(753,024)	6,372,946	-	(51,350)	-
Voya Multi-Manager International Factors Fund - Class I	4,289,062	20,179	(130,302)	(212,300)	3,966,639	-	(15,841)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	3,715,491	16,080	(174,606)	(173,421)	3,383,544	-	(19,942)	-
Voya U.S. Bond Index Portfolio - Class I	5,719,247	47,691	(154,124)	(341,857)	5,270,957	21,963	(12,339)	-
Voya U.S. Stock Index Portfolio - Class I	53,435,261	244,962	(4,934,535)	(2,371,300)	46,374,388	-	(314,250)	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	-	4,168,751	(60,141)	(57,638)	4,050,972	-	(906)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	6,382,074	750,295	(140,694)	(966,322)	6,025,353	-	(34,661)	-
	$136,428,068	$13,377,269	$(20,943,923)	$(8,335,561)	$120,525,853	$243,079	$(388,801)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the following futures contracts were outstanding for Voya Strategic Allocation Moderate Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	11	06/13/22	$2,707,925	$(3,121)
			$2,707,925	$(3,121)
Short Contracts:
MSCI EAFE Index	(13)	06/17/22	(1,393,860)	(73,538)
MSCI Emerging Markets Index	(24)	06/17/22	(1,350,600)	(111,031)
			$(2,744,460)	$(184,569)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $122,736,528.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$16,354,115
Gross Unrealized Depreciation	(5,234,324)
Net Unrealized Appreciation	$11,119,791